Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of dividend [abstract]
Summary of Dividend Payments
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	89,395,929
05.23.24	140,261,066	192,904,127
06.28.24	146,118,828	192,164,921
07.24.24	152,806,782	193,173,730
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	181,189,858
06.12.23	12,500,000	61,076,126
07.10.23	12,500,000	57,432,142
08.08.23	12,500,000	51,077,291
09.11.23	12,500,000	45,301,467
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.22	11,000,000	122,003,372
09.12.22	4,000,000	34,542,542
01.09.23	4,000,000	27,775,433